Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 130,218	$ 62,919
Prepaid expenses and other receivables	9,338	6,508
Total current assets	142,754	116,605
Total assets	430,410	318,107
Current liabilities:
Accrued expenses and other payables	6,042	2,738
Total liabilities	215,672	90,216
Equity:
Common shares ($0.01 par value—authorized 200,000,000 shares, issued and outstanding 38,186,991 and 38,631,991 shares as at December 31, 2018 and 2019, respectively)	386	382
Additional paid-in capital	260,295	257,125
Accumulated deficit	(26,520)	(13,329)
Accumulated other comprehensive loss	(19,423)	(16,287)
Total shareholders’ equity	214,738	227,891	$ 244,358	$ 236,346
Total liabilities and equity	430,410	318,107
Parent Company
Current assets:
Cash and cash equivalents	35,071	35,512	114,249	51,795
Prepaid expenses and other receivables	2,328	2,313
Total current assets	37,399	37,825
Investments in subsidiaries	192,661	206,446
Total assets	230,060	244,271
Current liabilities:
Accrued expenses and other payables	1,374	230
Amounts due to subsidiaries	13,948	16,150
Total liabilities	15,322	16,380
Equity:
Common shares ($0.01 par value—authorized 200,000,000 shares, issued and outstanding 38,186,991 and 38,631,991 shares as at December 31, 2018 and 2019, respectively)	386	382
Additional paid-in capital	260,295	257,125
Accumulated deficit	(26,520)	(13,329)
Accumulated other comprehensive loss	(19,423)	(16,287)
Total shareholders’ equity	214,738	227,891	$ 244,358	$ 236,346
Total liabilities and equity	$ 230,060	$ 244,271